Prospectus Supplement dated April 29, 2020
Prospectus Form #/Date
Product Name	National	New York
RiverSource ® Retirement Advisor Variable Annuity	S-6467 CF (4/19) / April 29, 2019	S-6471 R (4/13) / April 29, 2013
RiverSource ® Retirement Advisor Advantage Variable Annuity – Band 3	6407 K (5/09) / May 1, 2009
RiverSource ® Retirement Advisor Advantage Variable Annuity / RiverSource® Retirement Advisor Select Variable Annuity	S-6406 CF (4/19) / April 29, 2019	S-6410 N (4/13) / April 29, 2013
RiverSource ® Signature One Variable Annuity	240192 CF (4/19) / April 29, 2019
RiverSource ® Signature Variable Annuity	43444 CF (4/19) / April 29, 2019
RiverSource ® Galaxy Premier Variable Annuity	45211 CF (4/19) / April 29, 2019
RiverSource ® Retirement Advisor Variable Annuity – Band 3	S-6477 N (5/09) / May 1, 2009
RiverSource Succession Select® Variable Life Insurance	S-6203 CF (4/19) / April 29, 2019	S-6202 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life Insurance III	S-6189 CF (4/19) / April 29, 2019	S-6211 L (05/09) / May 1, 2009
RiverSource ® Variable Second-To-Die Life Insurance	S-6196 W (5/08) / May 1, 2008	6185 R (5/08) / May 1, 2008
RiverSource ® Variable Universal Life Insurance	S-6194 CF (4/19) / April 29, 2019	S-6171 CF (4/19) / April 29, 2019
RiverSource ® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series	S-6418 CF (4/19) / April 29, 2019	S-6419 CF (4/19) / April 29, 2019
RiverSource ® Single Premium Variable Life Insurance Policy	S-6190 B (6/88) / April 29, 1988
RiverSource ® Single Premium Variable Life Insurance	S-6199 K (05/08) / May 1, 2008
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective April 29, 2020, Janus Henderson Global Technology Portfolio will change its name to Janus Henderson Global Technology and Innovation Portfolio.
The following information will replace the current Funds’ description in the table in “The Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Janus Henderson Global Technology and Innovation Portfolio, Services Shares (previously Janus Henderson Global Technology Portfolio, Services Shares)	Seeks long-term growth of capital.	Janus Capital Management LLC

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
S-6194-4 A (04/20)
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